Common Stock	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 8 – Common Stock

Capital Stock

At December 31, 2016 and June 30, 2016, Aytu had 10,845,566 and 3,741,944 common shares outstanding, respectively, and no preferred shares outstanding at either December 31, 2016 or June 30, 2016. The Company has 100 million shares of common stock authorized with a par value of $0.0001 per share and 50 million shares of preferred stock authorized with a par value of $0.0001 per share.

In May 2016, we raised gross proceeds of approximately $7.5 million through a public offering of 1,562,500 Units. Offering costs totaled $1.2 million resulting in net proceeds of $6.3 million. Each Unit consisted of one share of Aytu common stock and a warrant to purchase one share of Aytu common stock. The common stock issued had a relative fair value of $4.2 million. The warrants have an exercise price of $6.00 per share and will expire five years from the date of issuance. These warrants have a relative fair value of $2.1 million. We also granted the underwriters a 45-day option (the Over-Allotment Option) to purchase up an additional 234,375 shares of common stock and/or warrants. The underwriters exercised 170,822 of this over-allotment option for the warrants and paid $0.12 per over-allotment warrant resulting in proceeds of $20,000. These warrants have the same terms as the warrants sold in the registered offering.

On June 30, 2016, Aytu effected a reverse stock split in which each common stock holder received one share of common stock for each 12 shares. All share and per share amounts for all periods presented in this report have been adjusted to reflect the effect of this reverse stock split.

In July 2016, we entered into a purchase agreement (the ‘‘Purchase Agreement’’), together with a registration rights agreement (the ‘‘Registration Rights Agreement’’), with Lincoln Park Capital Fund, LLC (‘‘Lincoln Park’’). Upon signing the Purchase Agreement, Lincoln Park agreed to purchase 133,690 shares of our common stock for $500,000 as an initial purchase under the agreement. We also issued as a commitment fee to Lincoln Park of 52,500 shares of common stock. In September 2016, Lincoln Park purchased an additional 40,000 shares for $131,000, the issuance costs related to these purchases totaled $24,000, resulting in net proceeds for the quarter ended September 30, 2016 of $607,000.

In July 2016, we issued 1,000,000 shares of restricted stock as compensation to certain executive officers and directors, which vest on July 7, 2026. This expense is included in sales, general and administrative. For the three and six months ended December 31, 2016, the expense was $75,000 and $157,000, respectively.

In August 2016, we issued an aggregate of 142,457 shares of common stock as bonuses for performance in 2016 to three executive officers.

In November 2016, we raised gross proceeds of approximately $8.6 million through a public offering of 5,735,000 Units. Offering costs totaled $998,000 resulting in net cash proceeds of $7.6 million. We also issued underwriter warrants in connection with the offering with a fair value of $293,000, resulting in net proceeds of $7.3 million. Each Unit consisted of one share of Aytu common stock and a warrant to purchase one share of Aytu common stock. The common stock issued had a relative fair value of $3.7 million and a fair value of $4.4 million. The investor warrants have an exercise price of $1.86 per share and will expire five years from the date of issuance. These investor warrants have a relative fair value of $3.5 million and a fair value of $4.2 million. We also granted the underwriters a 45-day option (the Over-Allotment Option) to purchase up an additional 860,250 shares of common stock and/or warrants. The underwriters purchased 285,245 of this Over-Allotment Option for the warrants and paid $0.01 per over-allotment warrant. These warrants have the same terms as the warrants sold in the registered offering. These warrants have a relative fair value of $173,000, a fair value of $208,000, and proceeds of $3,000, which was the purchase price per the underwriting agreement.

Note 9 – Common Stock

Capital Stock

At June 30, 2016 and 2015, Aytu had 100 million and 300 million shares, respectively, of common stock authorized with a par value of $0.0001 per share and 50 million shares of preferred stock authorized with a par value of $0.0001 per share. In May 2016, the Aytu shareholders voted to reduce the authorized common stock outstanding from 300 million to 100 million shares.

In May 2016, we raised gross proceeds of approximately $7.5 million through a public offering of 1,562,500 Units, offering costs totaled $1.2 million resulting in net proceeds of $6.3 million. Each Unit consists of one share of Aytu common stock and a warrant to purchase one share of Aytu common stock. The common stock issued had a relative fair value of $4.2 million. The warrants have an exercise price of $6.00 per share and will expire five years from the date of issuance. These warrants have a relative fair value of $2.1 million. We also granted the underwriters a 45-day option (the Over-Allotment Option) to purchase up an additional 234,375 shares of common stock and/or warrants. The underwriters exercised 170,822 of this over-allotment option for the warrants and paid $0.12 per over-allotment warrant. These warrants have the same terms as the warrants offered in the registered offering. These warrants have a relative fair value of $20,000, which was the purchase price per the underwriting agreement.

On June 30, 2016, Aytu effected a reverse stock split in which each common stock holder received one share of common stock for each 12 shares. All share and per share amounts for all periods presented in this report have been adjusted to reflect the effect of this reverse stock split.